Northern Lights Fund Trust III

Persimmon Long/Short Fund

Incorporated herein by reference is the definitive version of the supplement for the Persimmon Long/Short Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 16, 2016, (SEC Accession 0001580642-16-010272).